INCOME AND SOCIAL CONTRIBUTION TAXES - Classification of net deferred asset (liability) (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INCOME AND SOCIAL CONTRIBUTION TAXES
Total	R$ 2,068,136	R$ 2,830,333	R$ 3,331,792	R$ 3,553,806
Non-current assets	2,164,477	2,929,308	3,393,354	4,071,219
Non-current liabilities	R$ (96,341)	R$ (98,975)	R$ (61,562)	R$ (517,413)